Fees Summary	Oct. 01, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 421,000
Previously Paid Amount	0.00
Total Fee Amount	36.63
Total Offset Amount	0.00
Net Fee	36.63
Narrative - Max Aggregate Offering Price	$ 421,000
Final Prospectus	true